Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 7,101	$ 6,738	$ 6,022
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	865	905	916
Deferred income taxes	(167)	(4)	83
Provision for loan losses	1,145	493	389
Gain on sale of loans, net	(296)	(309)	(363)
Securities gains		(1)	(56)
Security amortization, net of accretion	556	802	575
Secondary market loan sale proceeds	10,790	10,985	12,414
Originations of secondary market loans held-for-sale	(10,793)	(10,682)	(12,083)
Bank-owned life insurance	(357)	(276)	(270)
Effects of changes in operating assets and liabilities:
Net deferred loan (fees) costs	(57)	(262)	(89)
Accrued interest receivable	(135)	103	(184)
Accrued interest payable	14	(4)	(4)
Other assets and liabilities	289	(1,521)	316
Net cash provided by operating activities	8,955	6,967	7,666
Securities:
Proceeds from repayments, available-for-sale	19,019	49,870	39,187
Proceeds from repayments, held-to-maturity	2,885	19,404	14,834
Purchases, available-for-sale	(13,028)	(27,741)	(69,684)
Purchases, held-to-maturity	(4,700)	(8,998)	(10,000)
Proceeds from sale of securities		1	1,576
Loan originations, net of repayments	(42,156)	(52,213)	(6,023)
Purchase of residential real estate loans			(5,964)
Proceeds from sale of other real estate		26
Property, equipment, and software acquisitions	(1,325)	(1,418)	(611)
Net cash used in investing activities	(39,305)	(21,069)	(36,685)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	42,474	15,743	24,967
Net change in short-term borrowings	(9,262)	144	1,971
Proceeds from other borrowings	10,000
Repayment of other borrowings	(10,976)	(1,080)	(1,488)
Cash dividends paid	(2,304)	(2,139)	(2,082)
Net cash provided by financing activities	29,932	12,668	23,368
NET DECREASE IN CASH AND CASH EQUIVALENTS	(418)	(1,434)	(5,651)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	36,838	38,272	43,923
CASH AND CASH EQUIVALENTS AT END OF YEAR	36,420	36,838	38,272
Cash paid during the year for:
Interest	1,973	1,477	1,571
Income taxes	3,320	2,650	$ 2,180
Noncash investing activities:
Transfer of loans to other real estate owned		$ 72
Purchase of bank-owned life insurance	$ 2,500